Working capital	12 Months Ended
Dec. 31, 2024
Working Capital [Abstract]
Working capital

15.	Working capital

	Years ended December 31,
	2024	2023	2022
	(€ million)
(Increase)/decrease in inventories	€632	€(4,388)	€(5,606)
(Increase)/decrease in trade receivables	786	(2,249)	(1,986)
Increase/(decrease) in trade payables	(4,007)	1,058	4,165
Other changes	(3,398)	107	(1,054)
Total change in working capital	€(5,987)	€(5,472)	€(4,481)
The change in working capital in 2024 of €5,987 million includes (i) a decrease of €632 million in inventories due to a reduction in new vehicles stock in Enlarged Europe due to lower production which is partially offset by an increase in used cars and manufacturing supplies, (ii) a decrease of €786 million in trade receivables primarily due to lower volumes, (iii) a decrease of €4,007 million in trade payables, primarily reflecting lower production in Enlarged Europe and North America and (iv) a decrease of €3,398 million in other payables net of other receivables primarily related to a decrease in tax payables net of tax receivables and to a decrease in payables to personnel.